AMOUNTS RECEIVABLE AND OTHER ASSETS	3 Months Ended
Jun. 30, 2026
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS	5. AMOUNTS RECEIVABLE AND OTHER ASSETS
	June 30, 2026	March 31, 2026
	($)	($)
Sales tax refundable	76,718	–
Prepaids	82,851	110,319
	159,569	110,319